Derivatives (Tables)	6 Months Ended
Jun. 30, 2020
Derivatives.
Schedule of derivatives

	June 30, 2020			December 31, 2019
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	4,449	12,704	340,491	3,998	12,367	304,242
Currency-related contracts	3,037	7,828	173,520	2,734	6,933	182,668
Equity-related contracts	53	1,755	16,001	236	584	16,387
Contracts related to commodities, credit risk, etc.	83	2,332	1,944	0	172	1,997
Total derivatives	7,622	24,619	531,956	6,968	20,056	505,294